UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Semi-Annual Report

June 30, 2007

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2007

The Wall Street Journal recently published a few articles about fashion and how it differs between countries and even cities. For example, the casual, laid-back look that is standard in Southern California would be entirely out of place in New York City, just as bell-bottom jeans and tie-dyed t-shirts of the 1960’s have been successively replaced by newer fashion over the years. The topic somehow caused me to think about the application of fashion to the world of investments.  Now, investments are one topic most individuals don’t normally associate with fashion. However, today it would appear that what’s old is new again.  The current fashion, or "hot" investment, in today’s market is participation in Private Equity or Hedge Funds type vehicles.  The $25.1 billion offer for RJR Nabisco back in 1988 by private equity firm, Kohlberg Kravis Roberts (KKR) was, at the time, almost unfathomable.  It took almost 15 years to see a deal of that size again.  Today, deals of this magnitude are common.

I mentioned this topic in the last letter; however, the announcement of new mergers and acquisitions (M&A) continues to set all-time records.  The worldwide value of mergers has jumped 63% this year, on top of a very active 2006, currently topping $2 trillion and still counting.  Corporate managements recognize that their company must either deliver results at acceptable levels or they will find themselves to be the target of a competitor or buyout firm that will capture the unrealized potential for themselves. All of this buy-out activity has led to market participants, investors, and traders trying to discover the next deal before anyone else does.  This can lead to very speculative buying and has resulted in strong support for overall stock prices.

Over the past 12 months, corporate earnings have advanced and valuations, as measured by P/E ratios, have expanded leading to solid equity performance. However, from my perspective it seems that most investors are focused on the returns that can be generated and have lost sight of the risk that must be assumed to generate those returns. History has consistently shown that the stock market can be volatile, and even dangerous to investors who do not fully understand the business or the risks. The economic backdrop of the past few years has been very favorable for stocks — interest rates have been low and accommodative for growth, inflation has been mild, and the economy has responded with positive results. But, inflation may be picking up as food and energy price increases filter into the overall economy. Record prices have been seen for many commodities. Corn is at $4/bushel and soybeans are near $9. Crude oil is around $70 per barrel and pump prices for gasoline are bouncing around the $3 per gallon level. If consumers are forced to cut back on their discretionary spending, the slowdown would likely lead to reduced earnings growth and revaluation of equities. In short, although I hope that such a scenario can be avoided, I am concerned that equity returns over the next few years could fall well short of our experience of the past few years.

Bond markets have been impacted by buyout trends as well. Acquirers usually increase debt leverage to fund their purchases, which can lead to credit rating downgrades, not only for an individual company but for similarly situated firms. Additionally, the overall outlook for rates is unclear as the Fed seems to be waiting for definitive signs of economic progress or decline. Increased inflation would likely lead to tighter policies while slowing economic growth could lead to a more accommodative policy.

There are clearly some headwinds in the market place today, but the American titans of industry have been tightening their belts and sticking to a budget.  Corporate profits continue to advance at healthy levels and significant amounts of cash have been accumulating.  Many companies are returning this cash to shareholders a number of ways including increasing dividends and buying back their own stock.  Overall, the economy continues to push forward and stock prices are approaching all-time highs.  As the markets advance past the previous highs, we continue to try to strike a balance between managing risks while maximizing shareholder wealth.  Great companies are numerous, but we’re focused on finding the ones that make great investments, which requires finding the right companies selling for the right prices.

COUNTRY VP GROWTH FUND
Inception Date 11/17/2003

The annualized returns for the Fund(s) for the period ended June 30, 2007 are as follows:

1 Year	Since Inception
16.37%	10.39%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable life policy or variable annuity contract and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 20.59%.  The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.’s Large-Cap Core (Variable Underlying Funds)group) returned 19.79% during this same time period.

Since changing some of our tactics in the latter half of 2006, we have seen an improvement in performance. For the second quarter of 2007, the VP Growth Fund is up 6.59%, slightly ahead of the S&P 500 Index, and ranks in the top 44% of the Lipper

Large-Cap Core (Variable Underlying Funds) group. We have done some re-shuffling of individual stocks as we have found new ideas to replace stocks in the portfolio that have met our objectives. We still see some potential "dark clouds" on the horizon, but for now at least they remain at a distance. We will continue to search for attractive investment candidates that can generate the returns appropriate for the portfolio while keeping close watch on the risks we accept to achieve those returns.

COUNTRY VP BOND FUND
Inception Date 11/17/2003

The annualized returns for the Fund(s) for the period ended June 30, 2007, are as follows:

1-Year	Since Inception
5.40%	2.81%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable life policy or variable annuity contract and would be lower if they did.

After beginning 2007 with a strong tone, the bond market finally began to seek reality in the second quarter as yields began to rise.  The 10-year Treasury yield traded as high as 5.30% during the quarter but retraced some of that rise and settled in at 5.02% at quarter-end.  The high-yield credit market returned over 11.60% for the 12-months ended June as investors, both foreign and domestic, looked to grab as much yield possible.  Signs of weakness in spreads however began to appear late in the quarter as the LBO craze and housing market started to weigh heavily on investors minds.  We continue to wait for a better entry point in the future to move heavily into credit and prefer to invest dollars in highly rated MBS and ABS structures.  Although we believe the treasury market is still somewhat range-bound with cross-currents pulling on the market, it is likely that the range in yields has moved upward.

The Federal Reserve held short rates at 5.25% during the period and has maintained its inflationary bias.  Despite the housing weakness, the economy continues to move ahead at an acceptable pace, likely leaving the Fed on hold for the remainder of the year.

The COUNTRY VP Bond Fund finished the last twelve months ended June 30th with a  total return of 5.40% versus 5.51% for the Lipper Intermediate Investment-Grade Bond average (Variable Funds) and 6.15% for the Merrill Lynch U.S. Domestic Master Bond index.  Fund performance was hampered by a slightly shorter duration than our benchmark and our lack of exposure to High Yield credit which was again the best performing sector in the bond market universe.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  Investors cannot invest directly in a market index or average.

The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.

The Lipper Large Cap Core (Variable Underlying Funds) group average is calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Lipper Intermediate Investment-Grade Debt Funds Average consist of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds, and Mortgage Pass Through Securities with maturities greater than one year.

Price-to-earnings ratio reflects the multiple of earnings at which a stock sells.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

For use only when accompanied or preceded by a prospectus. The distributor of the COUNTRY VP Funds is COUNTRY Capital Management Company.

Expense Example June 30, 2007 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 1/1/07 – 6/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/07	Value 6/30/07	1/1/07 – 6/30/07*
Actual(1)	$1,000.00	$1,072.00	$4.62
Hypothetical(2)	$1,000.00	$1,020.33	$4.51

(1)	Ending account values and expenses paid during period based on a 7.20% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/07	Value 6/30/07	1/1/07 – 6/30/07*
Actual(1)	$1,000.00	$1,012.10	$3.49
Hypothetical(2)	$1,000.00	$1,021.32	$3.51

(1)	Ending account values and expenses paid during period based on a 1.21% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Allocation of Portfolio Assets June 30, 2007 (unaudited)

COUNTRY VP Bond Fund*	COUNTRY VP Growth Fund*

*    Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY VP Growth Fund
Average Annual Returns  June 30, 2007

		Since Inception
	1 Year	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	16.37%	10.39%
S&P 500 Index(2)	20.59%	12.64%
Lipper Large Cap Core Average(3)	19.79%	12.06%
_______________
(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)
The Lipper Large Cap Core Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments)  June 30, 2007

	Value	Percent of Fund
General Electric Co.	$421,080	2.91%
Exxon Mobil Corp.	369,072	2.55%
Procter & Gamble Co.	342,664	2.37%
Citigroup, Inc.	338,514	2.34%
Intel Corporation	337,392	2.33%
Gentex Corp.	325,869	2.25%
CVS Caremark Corporation	309,825	2.14%
ConocoPhillips	306,150	2.11%
3M Co.	303,765	2.10%
Johnson & Johnson	301,938	2.09%
	$3,356,269	23.19%

COUNTRY VP Bond Fund
Average Annual Returns  June 30, 2007

		Since Inception
	1 Year	11/17/03
COUNTRY VP Bond Fund — (11/17/03)(1)	5.40%	2.81%
Merrill Lynch U.S. Domestic Master Bond Index(2)	6.15%	3.48%
Lipper Intermediate Investment-Grade Debt Fund Average(3)	5.51%	3.26%
_______________
(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment-Grade Debt Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments)  June 30, 2007

	Value	Percent of Fund
United States Treasury Note, 4.750%, 5/31/2012	$992,188	6.24%
United States Treasury Note, 3.375%, 11/15/2008	978,750	6.15%
Federal Home Loan Bank, 4.000%, 7/2/2015	475,472	2.99%
United States Treasury Inflation Index Note, 3.000%, 7/15/2012	468,521	2.95%
Government National Mortgage Association, 4.828%, 11/16/2033	467,042	2.94%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	443,011	2.79%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	436,820	2.75%
United States Treasury Bond, 5.375%, 2/15/2031	359,406	2.26%
Federal Home Loan Bank, 4.000%, 6/26/2018	357,281	2.25%
Government National Mortgage Association, 5.000%, 7/15/2033	325,391	2.05%
	$5,303,882	33.37%

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2007 (unaudited)

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 97.52%
Consumer Discretionary — 11.62%
Best Buy Co, Inc.	3,200	$149,344
Carter’s, Inc. (a)	4,800	124,512
Gentex Corporation	16,550	325,869
Getty Images, Inc. (a)	5,300	253,393
H&R Block, Inc.	6,000	140,220
The Home Depot, Inc.	5,950	234,133
Limited Brands	7,500	205,875
Target Corporation	3,900	248,040
		1,681,386
Consumer Staples — 11.82%
Altria Group, Inc.	2,850	199,899
Archer-Daniels-Midland Company	5,900	195,231
CVS Caremark Corporation	8,500	309,825
McCormick & Company	3,500	133,630
The Procter & Gamble Company	5,600	342,664
Sysco Corporation	7,000	230,930
Wal-Mart Stores, Inc.	6,200	298,282
		1,710,461
Energy — 11.62%
Apache Corporation	2,300	187,657
Chesapeake Energy Corp.	4,500	155,700
ChevronTexaco Corp.	1,900	160,056
ConocoPhillips	3,900	306,150
Exxon Mobil Corporation	4,400	369,072
Halliburton Company	7,700	265,650
Schlumberger Limited (b)	2,800	237,832
		1,682,117
Financials — 15.19%
ACE Limited (b)	3,600	225,072
AFLAC INCORPORATED	2,800	143,920
American Express Company	3,000	183,540
American International Group, Inc.	4,200	294,126
Bank of America Corporation	2,353	115,038
The Bank of New York Company, Inc.	3,300	136,752
Citigroup Inc.	6,600	338,514
JPMorgan Chase & Co.	5,100	247,095
MGIC Investment Corporation	2,100	119,406
SLM Corp.	2,400	138,192
Wells Fargo & Company	7,300	256,741
		2,198,396
Health Care — 11.96%
Abbott Laboratories	4,150	222,232
Amgen Inc. (a)	3,200	176,928
Forest Laboratories, Inc. (a)	3,200	146,080
Johnson & Johnson	4,900	301,938
Medco Health Solutions, Inc. (a)	2,300	179,377
Medtronic, Inc.	5,300	274,858
Pfizer Inc.	9,000	230,130
Wellpoint Inc. (a)	2,500	199,575
		1,731,118
Industrials — 11.39%
3M Co.	3,500	303,765
Caterpillar Inc.	2,650	207,495
Emerson Electric Co.	3,600	168,480
FedEx Corp.	1,600	177,552
General Electric Company	11,000	421,080
Illinois Tool Works, Inc.	4,400	238,436
Monster Worldwide, Inc. (a)	3,200	131,520
		1,648,328
Information Technology — 16.81%
Cisco Systems, Inc. (a)	6,500	181,025
EMC Corporation (a)	9,500	171,950
Intel Corporation	14,200	337,392
International Business
Machines Corporation	1,500	157,875
Intuit Inc. (a)	7,100	213,568
Iron Mountain, Inc. (a)	4,875	127,384
Microsoft Corporation	9,250	272,597
Nokia Corp. — ADR	10,500	295,155
Oracle Corp. (a)	7,300	143,883
QLogic Corp. (a)	8,000	133,200
QUALCOMM Inc.	4,450	193,086
Western Union Company	9,900	206,217
		2,433,332
Materials — 2.38%
Alcoa Inc.	3,700	149,961
Newmont Mining Corporation	5,000	195,300
		345,261
Telecommunication Services — 2.88%
AT&T, Inc.	5,300	219,950
Verizon Communications Inc.	4,800	197,616
		417,566
Utilities — 1.85%
Dominion Resources Inc.	3,100	267,561
TOTAL COMMON STOCKS
(Cost $11,624,141)		14,115,526

SHORT TERM INVESTMENTS — 2.56%
Money Markets — 2.56%
Janus Money Market Fund	370,925	370,925
TOTAL SHORT TERM INVESTMENTS
(Cost $370,925)		370,925
TOTAL INVESTMENTS — 100.08%
(Cost $11,995,066)		14,486,451
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.08)%		(11,111)
TOTAL NET ASSETS — 100.00%		$14,475,340

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)  Non-income producing.
(b)  Foreign security.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2007 (unaudited)

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 4.14%
CIT Equipment Collateral
5.050%, 04/20/2014	$200,000	$196,540
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	68,320
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,334
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	95,387
Residential Asset Securities Corporation
4.767%, 10/25/2032	150,000	148,157
TOTAL ASSET BACKED SECURITIES
(Cost $665,585)		657,738
CORPORATE BONDS — 12.42%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004,
Cost $99,787) (a)	100,000	98,360
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	103,808
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	192,974
3.000%, 06/27/2018 (b)	250,000	230,188
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,519
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	196,402
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	153,050
International Bank
Reconstruction & Development
6.000%, 03/04/2020 (b) (d)	200,000	159,000
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	76,776
Perforadora Centrale
5.240%, 12/15/2018 (d)	76,673	75,977
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	193,245
Vessel Management Services Inc.
4.960%, 11/15/2027	82,000	78,408
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	216,037
TOTAL CORPORATE BONDS
(Cost $2,043,204)		1,974,744
MORTGAGE BACKED SECURITIES — 37.62%
Bank of America Mortgage Securities
5.250%, 10/25/2020	120,974	119,184
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	67,605	66,128
Federal Home Loan Bank
4.840%, 01/25/2012	74,088	72,372
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	103,553	105,914
4.000%, 11/15/2018	500,000	443,011
5.000%, 11/15/2018	200,000	192,377
5.750%, 12/15/2018	77,278	76,616
5.000%, 10/01/2020	123,799	119,734
5.000%, 10/15/2031	150,000	142,570
Federal National Mortgage Association
3.500%, 09/01/2013	100,234	95,025
5.000%, 02/01/2014	131,217	129,243
5.500%, 09/01/2025	160,692	156,820
5.500%, 02/01/2033	122,964	119,165
5.500%, 12/01/2035	129,339	125,062
5.290%, 11/25/2043	150,000	147,803
6.500%, 02/25/2044	67,628	68,628
6.500%, 05/25/2044	68,957	70,044
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	149,563	146,808
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	149,822	147,042
Government National Mortgage Association
4.500%, 05/20/2014	168,268	163,037
5.500%, 10/20/2015	184,705	183,546
4.104%, 03/16/2018	137,486	134,619
4.116%, 03/16/2019	108,702	106,539
4.031%, 01/16/2021	177,110	172,826
3.727%, 03/16/2027	96,736	93,602
6.000%, 12/15/2031	70,338	70,199
6.000%, 02/15/2032	97,531	97,319
7.000%, 07/15/2032	71,733	74,756
5.000%, 07/15/2033	343,209	325,391
4.828%, 11/16/2033	500,000	467,042
JP Morgan Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	291,602
Mortgage IT Trust
4.250%, 02/25/2035	71,840	70,334
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $36,511) (a)	35,021	35,470
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $65,812) (a)	64,100	64,794
Residential Asset Securitization Trust
4.750%, 02/25/2019	102,423	97,302
5.080%, 11/01/2022	68,195	66,573
5.570%, 03/01/2026	95,879	95,343
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	48,553
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	436,820
5.230%, 07/15/2041	75,000	73,216
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	98,938	95,523
5.599%, 07/25/2036 (b)	175,802	174,980
TOTAL MORTGAGE BACKED SECURITIES
(Cost $6,146,261)		5,982,932

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2007 (unaudited)

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES — 13.45% (c)
Federal Home Loan Bank
4.250%, 11/27/2009 (b)	$150,000	$148,922
4.000%, 07/23/2013 (b)	100,000	98,722
4.000%, 07/02/2015 (b)	500,000	475,472
4.000%, 03/30/2016 (b)	50,000	48,433
4.250%, 06/19/2018 (b)	100,000	94,957
4.500%, 06/19/2018 (b)	100,000	95,062
4.000%, 06/26/2018 (b)	375,000	357,281
4.500%, 06/26/2018 (b)	150,000	142,877
4.000%, 07/09/2018 (b)	100,000	94,042
4.250%, 07/17/2018 (b)	220,000	207,715
4.500%, 07/23/2018 (b)	50,000	47,831
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	238,271
New Valley Generation IV
4.687%, 01/15/2022	91,747	88,967
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,153,316)		2,138,552
U.S. TREASURY OBLIGATIONS — 28.49%
U.S. Treasury Bonds — 3.74%
7.500%, 11/15/2016	200,000	235,860
5.375%, 02/15/2031	350,000	359,406
		595,266
U.S. Treasury Inflation Index Bonds — 0.99%
2.375%, 01/15/2025	164,403	158,084
U.S. Treasury Inflation Index Notes — 4.64%
3.000%, 07/15/2012	459,616	468,521
1.875%, 07/15/2013	112,486	107,899
2.000%, 01/15/2014	167,717	161,178
		737,598
U.S. Treasury Notes — 19.12%
4.250%, 11/30/2007	100,000	99,734
4.125%, 08/15/2008	100,000	99,055
3.375%, 11/15/2008	1,000,000	978,750
4.375%, 11/15/2008	100,000	99,180
4.750%, 02/15/2010	100,000	99,633
4.500%, 11/15/2010	100,000	98,797
4.750%, 05/31/2012	1,000,000	992,188
4.250%, 11/15/2013	300,000	288,820
4.250%, 11/15/2014	100,000	95,414
4.000%, 02/15/2015	100,000	93,640
4.250%, 08/15/2015	100,000	94,883
		3,040,094
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,667,576)		4,531,042

	Shares
SHORT TERM INVESTMENTS — 3.29%
Money Markets — 3.29%
Janus Money Market Fund	523,550	523,550
TOTAL SHORT TERM INVESTMENTS
(Cost $523,550)		523,550
TOTAL INVESTMENTS — 99.41%
(Cost $16,199,492)		15,808,558
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.59%		93,903
TOTAL NET ASSETS — 100.00%		$15,902,461

Percentages are stated as a percent of net assets.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2007, these securities represented 1.25% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at June 30, 2007.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2007 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$11,995,066	$16,199,492
At value	$14,486,451	$15,808,558
Receivable for capital stock sold	506	—
Dividends receivable	8,706	—
Interest receivable	1,672	115,386
Prepaid expenses and other assets	1,179	2,154
Total assets	14,498,514	15,926,098
Liabilities:
Payable to custodian	219	9
Payable for capital stock redeemed	1,090	1,102
Payable to Advisor	3,727	1,123
Accrued expenses and other liabilities	18,138	21,403
Total liabilities	23,174	23,637
Net Assets	$14,475,340	$15,902,461
Net Assets Consist of:
Paid in capital	11,182,607	16,376,080
Undistributed net investment income	71,219	14,274
Accumulated net realized gain (loss) on investments	730,129	(96,959)
Net unrealized appreciation/depreciation on investment securities	2,491,385	(390,934)
Total — representing net assets applicable to outstanding capital stock	$14,475,340	$15,902,461

Net assets	$14,475,340	$15,902,461
Shares outstanding	1,103,952	1,639,604
Net asset value, redemption price and offering price per share	$13.11	$9.70

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended June 30, 2007 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends*	$119,122	$—
Interest	13,959	390,132
Total investment income	133,081	390,132
Expenses:
Investment advisory fees (Note F)	51,551	39,310
Transfer agent fees	2,810	2,796
Professional fees	15,442	17,014
Printing	443	543
Custody fees	1,893	2,474
Administration fees	4,416	4,944
Accounting fees	4,615	9,317
Miscellaneous fees	457	557
Insurance	1,754	2,116
Trustees’ fees	760	855
Registration fees	457	543
Total expenses	84,598	80,469
Less: Expenses waived (Note F)	(22,736)	(25,436)
Net expenses	61,862	55,033
Net Investment Income	71,219	335,099
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	558,849	2,139
Net change in unrealized appreciation / depreciation on investments	330,324	(139,542)
Net realized and unrealized gain (loss) on investments	889,173	(137,403)
Increase in Net Assets Resulting from Operations	$960,392	$197,696
* Net of foreign taxes withheld of	$1,900	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Six-Months		Six-Months
	Ended 6/30/07	Year Ended	Ended 6/30/07	Year Ended
	(unaudited)	12/31/06	(unaudited)	12/31/06
Operations:
Net investment income	$71,219	$187,923	$335,099	$588,923
Net realized gain (loss) on investments	558,849	501,535	2,139	(41,238)
Net change in unrealized appreciation/depreciation on investments	330,324	654,721	(139,542)	(41,739)
Net increase in net assets resulting from operations	960,392	1,344,179	197,696	505,946
Dividends and Distributions to Shareholders (Note B):
Net investment income	—	(188,072)	(320,825)	(603,286)
Net realized gains on investments	—	(330,873)	—	—
Total distributions	—	(518,945)	(320,825)	(603,286)
Capital Stock Transactions — (Net) (Note C)	96,803	190,081	315,490	342,002
Total increase in net assets	1,057,195	1,015,315	192,361	244,662
Net Assets:
Beginning of period	13,418,145	12,402,830	15,710,100	15,465,438
End of period *	$14,475,340	$13,418,145	$15,902,461	$15,710,100
* Including undistributed net investment income of	$71,219	$—	$14,274	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
	Six Months					For the
	Ended		Year	Year	Year	Period
	June 30,		Ended	Ended	Ended	11/17/03(1)
	2007		December 31,	December 31,	December 31,	through
	(unaudited)		2006	2005	2004	12/31/03
Net asset value, beginning of year	$12.23		$11.47	$11.19	$10.61	$10.00
Income from investment operations
Net investment income	0.06		0.17	0.13	0.13	0.01
Net realized and unrealized gains	0.82		1.06	0.47	0.68	0.61
Total from investment operations	0.88		1.23	0.60	0.81	0.62
Less distributions
Dividends from net investment income	—		(0.17)	(0.14)	(0.13)	(0.01)
Distributions from capital gains	—		(0.30)	(0.18)	(0.10)	—
Total distributions	—		(0.47)	(0.32)	(0.23)	(0.01)
Net asset value, end of year	$13.11		$12.23	$11.47	$11.19	$10.61
Total investment return(2)	7.20	%**	10.83%	5.33%	7.60%	6.20	%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,475		$13,418	$12,403	$11,521	$10,608
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.23	%*	1.32%	1.48%	1.41%	2.07	%*
After expense waiver and reimbursement(3)	0.90	%*	0.90%	0.90%	0.90%	0.90	%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	0.71	%*	1.02%	0.58%	0.67%	-0.33	%*
After expense waiver and reimbursement(3)	1.04	%*	1.44%	1.16%	1.18%	0.84	%*
Portfolio turnover rate	17.54	%**	26.70%	14.11%	13.18%	0.00	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Six Months					For the
	Ended		Year	Year	Year	Period
	June 30,		Ended	Ended	Ended	11/17/03(1)
	2007		December 31,	December 31,	December 31,	through
	(unaudited)		2006	2005	2004	12/31/03
Net asset value, beginning of year	$9.77		$9.84	$10.03	$10.01	$10.00
Income from investment operations
Net investment income	0.21		0.38	0.35	0.29	0.02
Net realized and unrealized gains (loss)	(0.08)		(0.07)	(0.17)	0.05	0.01
Total from investment operations	0.13		0.31	0.18	0.34	0.03
Less distributions
Dividends from net investment income	(0.20)		(0.38)	(0.37)	(0.31)	(0.02)
Distributions from capital gains	—		—	—	(0.01)	—
Total distributions	(0.20)		(0.38)	(0.37)	(0.32)	(0.02)
Net asset value, end of year	$9.70		$9.77	$9.84	$10.03	$10.01
Total investment return(2)	1.21	%**	3.34%	1.82%	3.46%	0.35	%**
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,902		$15,710	$15,465	$15,252	$15,011
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.02	%*	1.23%	1.50%	1.38%	1.90	%*
After expense waiver and reimbursement(3)	0.70	%*	0.70%	0.70%	0.70%	0.70	%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	3.94	%*	3.28%	2.76%	2.20%	0.86	%*
After expense waiver and reimbursement(3)	4.26	%*	3.81%	3.56%	2.88%	2.06	%*
Portfolio turnover rate	3.21	%**	11.46%	18.36%	35.22%	11.30	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2007 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two VP Funds are as follows: COUNTRY VP Growth Fund ("VP Growth Fund"); and COUNTRY VP Bond Fund ("VP Bond Fund") (collectively the "COUNTRY VP Funds"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price ("NOCP").  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

(2) Investment Income and Securities Transactions:  Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles ("GAAP").

(5) Other: Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2007 (unaudited) (continued)

Note (C) Capital Stock:  At June 30, 2007, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP GROWTH FUND				VP BOND FUND
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006		June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,141	$233,457	32,028	$381,858	34,004	$331,790	48,286	$471,929
Shares issued through
reinvestment of dividends	—	—	3,654	44,305	2,444	23,871	3,487	33,887
Shares redeemed	(10,955)	(136,654)	(19,817)	(236,082)	(4,084)	(40,171)	(16,915)	(163,814)
Net increase in capital stock	7,186	$96,803	15,865	$190,081	32,364	$315,490	34,858	$342,002

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term securities, for the period ended June 30, 2007 were as follows:

	Purchases	Sales
VP Growth Fund	$3,677,834	$2,345,823
VP Bond Fund	$ 644,797	$ 465,670

For the period ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$ —	$ —
VP Bond Fund	$1,093,383	$2,000

Note (E) Income Tax Information:

At December 31, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$11,256,813	$15,916,397
Gross unrealized appreciation	$2,492,506	$35,870
Gross unrealized depreciation	(331,445)	(287,262)
Net unrealized appreciation (depreciation)	$2,161,061	$(251,392)
Undistributed ordinary income	$44,084	$—
Undistributed long-term capital gains	127,196	—
Total distributable earnings	$171,280	$—
Other accumulated losses	$—	$(99,098)
Total accumulated earnings (losses)	$2,332,341	$(350,490)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes is primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale deferrals).  For fiscal year 2006, there were no differences.

The tax character of distributions paid during the period of six months ended June 30, 2007 and December 31, 2006 were as follows:

	For the Six Months Ended	For the Year Ended
	June 30, 2007	December 31, 2006
VP Growth Fund
Ordinary income	$—	$192,871
Long-term capital gain	—	326,074
	$—	$518,945

	For the Six Months Ended	For the Year Ended
	June 30, 2007	December 31, 2006
VP Bond Fund
Ordinary income	$320,825	$603,286
Long-term capital gain	—	—
	$320,825	$603,286

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2007 (unaudited) (continued)

Capital loss carryovers and post-October loss deferrals as of December 31, 2006 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$ —	$ —	$ —
VP Bond Fund	44,936	2013	29,476
	24,686	2014	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2007.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund 0.75% and VP Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the period ended June 30, 2007 were: $1,893 and $2,474, respectively.

The Advisor agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after October 31, 2008.

Investment advisory fees for the period ended June 30, 2007, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$51,551	$20,843
VP Bond Fund	0.50%	$39,310	$22,962

* Excludes waiver of custody fees.

At June 30, 2007, 90.6% of the shares outstanding of the VP Growth Fund and 91.5% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Total legal expenses amounted to $2,665 and $3,019, for the VP Growth Fund and VP Bond Fund, respectively.  Legal fees are included in professional fees in the Statement of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G):  Future Adoption of New Accounting Standards:  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, the FASB issued Statement No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of June 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Note (H): In October 2006 the Financial Services Regulatory Relief Act ("FSRRA") became law.  In part, the FSRRA exempted federal thrifts such as COUNTRY Trust Bank from federal registration as an investment advisor for most activities.  In response to this change in the law, COUNTRY Trust Bank has withdrawn its registration as an investment advisor with the U.S. Securities and Exchange Commission.  As of July 30, 2007, COUNTRY Fund Management, a Department of COUNTRY Trust Bank, and a federally registered investment advisor, serves as Investment Advisor to the Funds of COUNTRY Mutual Funds Trust.

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2007 will be available after August 31, 2007 on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

Beginning with the Funds’ fiscal quarter ended September 30, 2004, the Funds filed their complete schedules of portfolio holdings on Form N-Q with the SEC.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
William H. Olthoff
Nancy J. Erickson
Roger D. Grace
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Derek C. Vogler, Vice President
Paul M. Harmon, Secretary and General Counsel
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/07)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)  /s/ Philip T. Nelson
Philip T. Nelson, President

Date  8/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Philip T. Nelson
Philip T. Nelson, President

Date  8/22/2007

By (Signature and Title)  /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date  8/22/2007